Offerings - Offering: 1	May 27, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common stock, $0.001 par value per share
Amount Registered | shares	1,500,000
Proposed Maximum Offering Price per Unit	178.97
Maximum Aggregate Offering Price	$ 268,455,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 37,073.64
Offering Note	In accordance with Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall be deemed to cover any additional securities that may from time to time be offered or issued under the Molina Healthcare, Inc. 2025 Equity Incentive Plan (as amended, the "2025 Plan") to prevent dilution resulting from stock splits, stock dividends or similar transactions. The Amount Registered consists of 1,500,000 shares of common stock, par value $0.001 per share ("Common Stock"), of Molina Healthcare, Inc. (the "Registrant") available for issuance under the 2025 Plan pursuant to an amendment of the 2025 Plan that was approved by the Registrant's stockholders on May 6, 2026. The Proposed Maximum Offering Price Per Unit is estimated solely for purposes of computing the registration fee pursuant to Rules 457(c) and 457(h) of the Securities Act, and is based upon the average of the high and low prices of the shares of Common Stock, as reported on The New York Stock Exchange on May 21, 2026, which date is within five business days prior to the filing of this Registration Statement.